Stock-Based Compensation - Schedule of Information about Share Options Outstanding (Details) $ / shares in Units, shares in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Range of Exercise Prices [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	7,304,858
Outstanding, Weighted average remaining contractual term	3 years 3 months
Outstanding, Weighted average exercise price	$ 0.82
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 2,284
Exercisable, Number Exercisable (in Shares) | shares	7,301,513
Exercisable, Weighted average remaining contractual term	3 years 3 months
Exercisable, Weighted Average exercise price	$ 820
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 2,284,000
Range of Exercise Prices [Member] | Minimum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 0.15
Range of Exercise Prices [Member] | Maximum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 0.86
Range of Exercise Prices Two [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	400,941
Outstanding, Weighted average remaining contractual term	6 years 9 months 10 days
Outstanding, Weighted average exercise price	$ 1.66
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,313
Exercisable, Weighted average remaining contractual term	4 years 9 months 10 days
Exercisable, Weighted Average exercise price	$ 1,870
Range of Exercise Prices Two [Member] | Minimum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	1.66
Range of Exercise Prices Two [Member] | Maximum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 1.87
Range of Exercise Prices Three [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	2,405,710
Outstanding, Weighted average remaining contractual term	6 years 8 months 8 days
Outstanding, Weighted average exercise price	$ 2
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	27,855
Exercisable, Weighted average remaining contractual term	5 years 6 months
Exercisable, Weighted Average exercise price	$ 2,130
Range of Exercise Prices Three [Member] | Minimum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	2
Range of Exercise Prices Three [Member] | Maximum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	2.13
Range of Exercise Prices Four [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 2.27
Outstanding, Number outstanding (in Shares) | shares	1,224,460
Outstanding, Weighted average remaining contractual term	6 years 3 months
Outstanding, Weighted average exercise price	$ 2.27
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	7,827
Exercisable, Weighted average remaining contractual term	6 years 5 months 4 days
Exercisable, Weighted Average exercise price	$ 2,270
Range of Exercise Prices Five [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	740,827
Outstanding, Weighted average remaining contractual term	5 years 4 months 2 days
Outstanding, Weighted average exercise price	$ 2.4
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	542,038
Exercisable, Weighted average remaining contractual term	5 years 3 months 10 days
Exercisable, Weighted Average exercise price	$ 2,400
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Five [Member] | Minimum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 2.39
Range of Exercise Prices Five [Member] | Maximum [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	2.41
Range of Exercise Prices Six [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 3.25
Outstanding, Number outstanding (in Shares) | shares	1,350,000
Outstanding, Weighted average remaining contractual term	6 years 8 months 15 days
Outstanding, Weighted average exercise price	$ 3.25
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.25
Outstanding, Number outstanding (in Shares) | shares	1,350,000
Outstanding, Weighted average remaining contractual term	6 years 8 months 15 days
Outstanding, Weighted average exercise price	$ 4.25
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.99
Outstanding, Number outstanding (in Shares) | shares	168,165
Outstanding, Weighted average remaining contractual term	3 years 6 months
Outstanding, Weighted average exercise price	$ 4.6
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	140,353
Exercisable, Weighted average remaining contractual term	3 years 7 months 9 days
Exercisable, Weighted Average exercise price	$ 4,740
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Nine [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 5.36
Outstanding, Number outstanding (in Shares) | shares	140,000
Outstanding, Weighted average remaining contractual term	3 years 3 months
Outstanding, Weighted average exercise price	$ 5.36
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	131,250
Exercisable, Weighted average remaining contractual term	3 years 3 months
Exercisable, Weighted Average exercise price	$ 5,360
Range of Exercise Prices Ten [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 7.58
Outstanding, Number outstanding (in Shares) | shares	56,920
Outstanding, Weighted average remaining contractual term	2 years 9 months 18 days
Outstanding, Weighted average exercise price	$ 7.58
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	56,920
Exercisable, Weighted average remaining contractual term	2 years 9 months 18 days
Exercisable, Weighted Average exercise price	$ 7,580
Range of Exercise Prices Eleven [Member]
Schedule of Information about Share Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 9.07
Outstanding, Number outstanding (in Shares) | shares	3,537
Outstanding, Weighted average remaining contractual term	2 years 8 months 15 days
Outstanding, Weighted average exercise price	$ 9.07
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,537
Exercisable, Weighted average remaining contractual term	2 years 8 months 15 days
Exercisable, Weighted Average exercise price	$ 9,070.00